Presentation of financial statements and significant accounting practices adopted, Investment in associates and joint ventures, Statement of financial position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets [Abstract]
Cash and cash equivalents	R$ 84,687	R$ 31,083	R$ 47,793	R$ 113,104
Trade accounts receivable	778,106	722,493
Taxes recoverable	101,870	117,782	92,085
Total current assets	908,728	913,166	748,677	725,631
Non-current assets [Abstract]
Related parties	14,518	9,752	21,276
Investments	7,206	114,652	104,262	107,631
Property, plant and equipment	689,451	694,453	691,773	695,616
Intangible assets	588,238	553,832	607,125	650,358
Total non-current assets	1,475,114	1,434,850	1,539,580	1,629,745
Total assets	2,383,842	2,348,016	2,288,257	2,355,376
Current liabilities [Abstract]
Trade accounts payable	128,113	108,435	96,475
Labor liabilities	117,925	106,908	97,580
Tax liabilities	169,505	295,279	214,794
Debt to related parties	82,788	2,579	23,060
Other current liabilities	32,992	29,470	6,591
Total current liabilities	615,357	2,279,359	1,998,764	1,128,582
Non-current liabilities [Abstract]
Provision for legal proceedings	147,762	245,539	185,616	123,306
Other liabilities	168	39,937	18,251
Total Non-current liabilities	2,224,389	805,713	670,622	1,362,290
Capital	17	108,104	108,104
Reserves	1,068,195	748,539	743,657
Accumulated earnings (losses)	(1,520,751)	(1,564,544)	(1,203,754)
Total equity	(455,904)	(737,056)	(381,129)	R$ (135,496)
Total liabilities and equity	2,383,842	2,348,016	2,288,257
Attributable to [Abstract]
Equity holders of parent	(450,771)	(743,633)	(387,870)
Non-controlling interest	(5,133)	6,577	R$ 6,741
Estre Energia Renovavel [Member]
Current assets [Abstract]
Cash and cash equivalents	1,703	33
Trade accounts receivable	0	0
Taxes recoverable	1	1
Advances to suppliers	8	7
Other current assets	0	0
Total current assets	1,712	41
Non-current assets [Abstract]
Related parties	18	17
Other non-current assets	0	0
Investments	24,061
Property, plant and equipment	8,754	23,253
Intangible assets	0	9,890
Total non-current assets	32,833	33,160
Total assets	34,545	33,201
Current liabilities [Abstract]
Loans and financing	0	0
Trade accounts payable	44	4
Labor liabilities	87	80
Tax liabilities	4	73
Debt to related parties	20,500	21,499
Other current liabilities	300	375
Total current liabilities	20,935	22,031
Non-current liabilities [Abstract]
Provision for legal proceedings	0	0
Other liabilities	0	0
Total Non-current liabilities	0	0
Capital	12,000	12,000
Reserves	0	0
Accumulated earnings (losses)	1,610	(830)
Total equity	13,610	11,170
Total liabilities and equity	34,545	33,201
Attributable to [Abstract]
Equity holders of parent	12,249	10,053
Non-controlling interest	1,361	1,117
Guatapara Energia [Member]
Current assets [Abstract]
Cash and cash equivalents	763	39
Trade accounts receivable	1,305	690
Taxes recoverable	1	1,212
Advances to suppliers	0	1
Other current assets	745	1,114
Total current assets	2,814	3,056
Non-current assets [Abstract]
Related parties	0	39
Other non-current assets	0	0
Investments	0
Property, plant and equipment	23,048	0
Intangible assets	0	20,866
Total non-current assets	23,048	20,905
Total assets	25,862	23,961
Current liabilities [Abstract]
Loans and financing	0	0
Trade accounts payable	2,168	3,310
Labor liabilities	0	0
Tax liabilities	178	382
Debt to related parties	0	0
Other current liabilities	3,072	2,301
Total current liabilities	5,418	5,993
Non-current liabilities [Abstract]
Provision for legal proceedings	0	0
Other liabilities	0	0
Total Non-current liabilities	0	0
Capital	10,682	10,682
Reserves	0	483
Accumulated earnings (losses)	9,762	6,803
Total equity	20,444	17,968
Total liabilities and equity	25,862	23,961
Attributable to [Abstract]
Equity holders of parent	18,400	16,171
Non-controlling interest	2,044	1,797
Reciclax [Member]
Current assets [Abstract]
Cash and cash equivalents	10	19
Trade accounts receivable	1,382	1,236
Taxes recoverable	13	8
Advances to suppliers	16	11
Other current assets	218	12
Total current assets	1,639	1,286
Non-current assets [Abstract]
Related parties	2,159	1,891
Other non-current assets	33	18
Investments	0
Property, plant and equipment	8,039	0
Intangible assets	0	8,166
Total non-current assets	10,231	10,075
Total assets	11,870	11,361
Current liabilities [Abstract]
Loans and financing	0	0
Trade accounts payable	478	448
Labor liabilities	311	204
Tax liabilities	148	741
Debt to related parties	6,099	3,782
Other current liabilities	29	27
Total current liabilities	7,065	5,202
Non-current liabilities [Abstract]
Provision for legal proceedings	129	63
Other liabilities	224	140
Total Non-current liabilities	353	203
Capital	4,714	4,714
Reserves	4,542	4,430
Accumulated earnings (losses)	(4,804)	(3,188)
Total equity	4,452	5,956
Total liabilities and equity	11,870	11,361
Attributable to [Abstract]
Equity holders of parent	3,896	5,212
Non-controlling interest	557	R$ 744
SPE Soma [Member]
Current assets [Abstract]
Cash and cash equivalents	17,038
Trade accounts receivable	45,619
Taxes recoverable	1,759
Advances to suppliers	125
Other current assets	21,135
Total current assets	85,676
Non-current assets [Abstract]
Related parties	39,994
Other non-current assets	10,436
Investments	0
Property, plant and equipment	6,076
Intangible assets	225
Total non-current assets	56,731
Total assets	142,407
Current liabilities [Abstract]
Loans and financing	0
Trade accounts payable	8,400
Labor liabilities	31,451
Tax liabilities	17,822
Debt to related parties	0
Other current liabilities	1,451
Total current liabilities	59,124
Non-current liabilities [Abstract]
Provision for legal proceedings	2,299
Other liabilities	22,474
Total Non-current liabilities	24,773
Capital	43,484
Reserves	0
Accumulated earnings (losses)	15,026
Total equity	58,510
Total liabilities and equity	142,407
Attributable to [Abstract]
Equity holders of parent	47,978
Non-controlling interest	10,532
GLA [Member]
Current assets [Abstract]
Cash and cash equivalents	1,106
Trade accounts receivable	2,303
Taxes recoverable	70
Advances to suppliers	0
Other current assets	177
Total current assets	3,656
Non-current assets [Abstract]
Related parties	0
Other non-current assets	0
Investments	0
Property, plant and equipment	149
Intangible assets	0
Total non-current assets	149
Total assets	3,805
Current liabilities [Abstract]
Loans and financing	0
Trade accounts payable	1,818
Labor liabilities	726
Tax liabilities	436
Debt to related parties	0
Other current liabilities	1
Total current liabilities	2,981
Non-current liabilities [Abstract]
Provision for legal proceedings	0
Other liabilities	0
Total Non-current liabilities	0
Capital	1
Reserves	823
Accumulated earnings (losses)	0
Total equity	824
Total liabilities and equity	3,805
Attributable to [Abstract]
Equity holders of parent	311
Non-controlling interest	513
CGR Catanduva [Member]
Current assets [Abstract]
Cash and cash equivalents	1,213
Trade accounts receivable	2,469
Taxes recoverable	173
Advances to suppliers	0
Other current assets	2
Total current assets	3,857
Non-current assets [Abstract]
Related parties	16
Other non-current assets	258
Investments	0
Property, plant and equipment	12,988
Intangible assets	2,195
Total non-current assets	15,457
Total assets	19,314
Current liabilities [Abstract]
Loans and financing	160
Trade accounts payable	636
Labor liabilities	374
Tax liabilities	605
Debt to related parties	210
Other current liabilities	1
Total current liabilities	1,986
Non-current liabilities [Abstract]
Provision for legal proceedings	0
Other liabilities	2,734
Total Non-current liabilities	2,734
Capital	4,376
Reserves	4,452
Accumulated earnings (losses)	5,766
Total equity	14,594
Total liabilities and equity	19,314
Attributable to [Abstract]
Equity holders of parent	7,297
Non-controlling interest	R$ 7,297